UPDATE TO ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2024
Significant Accounting Policies [Abstract]
UPDATE TO ACCOUNTING POLICIES

3. UPDATE TO ACCOUNTING POLICIES
A) Adjustments to the Consolidated Statements of Comprehensive Income (Loss)
As of January 1, 2024, the Company updated its accounting policies to aggregate certain items presented in the Consolidated Statements of Comprehensive Income (Loss) to more appropriately reflect the integrated operations of the business. There were no re-measurements to balances. Certain historical disaggregated balances continue to be presented in Note 1.
The following presentation changes were made, with comparative periods being re-presented:
•Gross sales and royalties were aggregated and presented as ‘Revenues’.
•Purchased product and transportation and blending were aggregated and presented as ‘Purchased Product, Transportation and Blending’.
•Depreciation, depletion and amortization, and exploration expense were aggregated and presented as ‘Depreciation, Depletion, Amortization and Exploration Expense’.
•Finance costs and interest income were aggregated and presented as ‘Finance Costs, Net’.
•Revaluation (gain) loss and (gain) loss on divestiture of assets were aggregated and presented as ‘(Gain) Loss on Divestiture of Assets’.
B) Recent Accounting Pronouncements
On April 9, 2024, the IASB issued IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”), which will replace International Accounting Standard 1, “Presentation of Financial Statements”. IFRS 18 will establish a revised structure for the Consolidated Statements of Comprehensive Income (Loss) and improve comparability across entities and reporting periods.
IFRS 18 is effective for annual periods beginning on or after January 1, 2027. The standard is to be applied retrospectively, with certain transition provisions. The Company is currently evaluating the impact of adopting IFRS 18 on the Consolidated Financial Statements.
On May 30, 2024, the IASB issued amendments to IFRS 9, “Financial Instruments”, and IFRS 7, “Financial Instruments: Disclosures”. The amendments include clarifications on the derecognition of financial liabilities and the classification of certain financial assets. In addition, new disclosure requirements for equity instruments designated as FVOCI were added. The amendments are effective for annual periods beginning on or after January 1, 2026, and will be applied retrospectively. The Company is currently evaluating the impact of the amendments on the Consolidated Financial Statements.